COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss Contingencies [Line Items]
Operating Leases, Rent Expense	¥ 22,617	¥ 26,184	¥ 54,939